Christopher E. Palmer +1 202 346 4253 cpalmer@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036

goodwinlaw.com +1 202 346 4000

December 1, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Penn Insurance and Annuity Company

PIA Variable Life Account I

Initial Registration Statement on Form N-6

File Nos. 333-273736; 811-23646

Please find enclosed herewith a pre-effective amendment to the registration statement on Form N-6 filed on behalf of The Penn Insurance and Annuity Company (the “Company”) and its separate account, the PIA Variable Life Account I. The registration statement relates to a new individual, flexible premium adjustable variable universal life insurance policy, the Accumulation Variable Universal Life Insurance Policy.

We are also submitting a correspondence filing responding to staff comments on the initial filing.

Thank you for your attention to this filing. Please direct any comments or questions regarding this registration statement to Will Lane at 202.346.4304 or WLane@goodwinlaw.com or me at 202.346.4253 or CPalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Will or me.

Sincerely,

/s/ Christopher E. Palmer

Christopher E. Palmer